3. Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Purchase Price Allocation
Allocated Fair Value
Cash	$283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets (a)	1,740,000
Total assets acquired	2,333,556

Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt - Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)

Net assets acquired	36,833

Consideration (b)	10,402,638

Goodwill	$10,365,805

Allocated Fair Value
Cash	$283,199
Accounts Receivable	89,398
Prepaid Expenses and Other Assets	145,574
Property and equipment, net	75,385
Identifiable artistic-related intangible assets (a)	1,740,000
Total assets acquired	2,333,556

Accounts Payable	(404,757)
Accrued Expenses	(450,000)
Short Term Debt - Related Party	(516,966)
Disputed Trade Payable	(925,000)
Total liabilities assumed	(2,296,723)

Net assets acquired	36,833

Consideration (b)	10,402,638

Goodwill	$10,365,805

Proforma information
	Year Ended
	12/31/2014	12/31/2013
Revenues	$925,788	$2,752,830
Net Loss (1)	$(3,728,599)	$(5,855,925)